General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
General and administrative expenses	General and administrative expenses

	2022	2021	2020
(in €‘000)		(restated)[1]	(restated)[1]
Employee benefits expenses	65,089	105,025	23,549
Depreciation of property, plant and equipment	185	206	285
Depreciation of right-of-use assets	5,676	3,175	1,511
Amortization of intangible assets	577	97	333
IT costs	3,307	1,625	2,786
Housing and facility costs	490	337	496
Travelling costs	398	7	81
Legal, accounting and consulting fees	73,867	208,945	9,134
Insurance costs	7,164	397	240
Other costs	7,891	9,483	1,018
Share-based payment expenses - SPAC Transaction	158,714	—	—
Total	323,358	329,297	39,433
Employee benefits expenses for the year ended December 31, 2022 include share-based payment expenses relating to the First and Second Special Fees Agreements of €26,869 thousand (2021: €89,636 thousand, 2020: €2,450 thousand) as certain directors of the Company are entitled to a percentage of the total benefits received by the external consulting firm as part of these agreements. Refer to Note 11.1 and Note 11.2 for details. Furthermore, employee benefits expenses for the year ended December 31, 2022 include share-based payment expenses relating to the management incentive plan of €14,361 thousand (2021: € nil, 2020: € nil) as the Group has granted the options to acquire a percentage of the Company's issued share capital to key management personnel. Refer to Note 11.3 for details.
Legal, accounting and consulting fees for the year ended December 31, 2022 include share-based payment expenses relating to the First and Second Special Fees Agreements of €58,145 thousand (2021: €202,201 thousand, 2020: €4,650 thousand) as the Group has provided share-based payment awards to an external consulting firm. Refer to Note 11.1 and Note 11.2 for details.
Share-based payment expenses related to the SPAC Transaction for the year ended December 31, 2022 represent the difference between Spartan’s net assets at the closing date and the fair value of the Company’s shares exchanged in the transaction to Spartan. This difference is considered as an expense representing the costs of service in respect of the stock exchange listing for Spartan’s shares.
Refer to Note 10 for a breakdown of expenses by nature.
[1] Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies